Financial instruments - Fair Value, Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Carrying value		$ 575,064
Borrowings at fair value		376,000
Financial assets, at fair value		17,400
Brazil
Disclosure of detailed information about financial instruments [line items]
Notes receivable, installment period	24 months
Notes receivable, interest rate	11.65%
Brazil | Loans and receivables, category | Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		25,200	$ 23,900
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets		(7,700)	(3,300)
Brazil | Financial assets at amortised cost, category | Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost		17,400	20,600
Current financial assets at amortised cost		8,300	10,200
Non-current financial assets at amortised cost		9,100	$ 10,400
Loans and borrowings
Disclosure of detailed information about financial instruments [line items]
Carrying value		$ 426,233